SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) - $4.42- $17.25 [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum	$ 4.42
Exercise price, maximum	$ 17.25
Number outstanding | shares	343,451
Outstanding, Weighted-average remaining contractual life	1 year 9 months 11 days
Outstanding, Weighted average exercise price	$ 8.79
Number exercisable | shares	343,451
Exercisable, Weighted average exercise price	$ 8.79